The BeeHive Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
1
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Shares Security Description Value
Common Stock - 92.1%
Consumer Discretionary - 15.8%
14,550 Alibaba Group Holding, Ltd., ADR
(a)
$ 4,277,409
35,760 Aptiv PLC 3,278,477
98,520 Comcast Corp., Class A 4,557,535
62,110 General Motors Co. 1,837,835
108,720 Prosus NV, ADR
(a)
2,014,581
56,513 Restaurant Brands International, Inc. 3,250,063
13,930 Whirlpool Corp. 2,561,588
21,777,488
Consumer Staples - 7.7%
81,940 Mondelez International, Inc., Class A 4,707,453
49,750 Nestle SA, ADR 5,932,936
10,640,389
Financials - 9.1%
11,720 Berkshire Hathaway, Inc., Class B
(a)
2,495,657
36,970 Chubb, Ltd. 4,292,956
26,320 Intercontinental Exchange, Inc. 2,633,316
31,610 JPMorgan Chase & Co. 3,043,095
12,465,024
Health Care - 10.8%
15,555 Becton Dickinson and Co. 3,619,337
17,055 Gilead Sciences, Inc. 1,077,706
23,010 Thermo Fisher Scientific, Inc. 10,159,375
14,856,418
Industrials - 8.2%
61,030 Berry Global Group, Inc.
(a)
2,948,970
106,770 BrightView Holdings, Inc.
(a)
1,217,178
33,110 Danaher Corp. 7,129,576
11,295,724
Materials - 8.5%
81,370 Ball Corp. 6,763,474
63,950 Crown Holdings, Inc.
(a)
4,915,197
11,678,671
Real Estate - 2.1%
28,530 Prologis, Inc. REIT 2,870,689
Software & Services - 24.9%
3,082 Alphabet, Inc., Class A
(a)
4,516,979
2,251 Alphabet, Inc., Class C
(a)
3,308,070
87,110 CDK Global, Inc. 3,797,125
39,990 Fiserv, Inc.
(a)
4,120,969
57,755 Microsoft Corp. 12,147,609
104,780 Oracle Corp. 6,255,366
34,146,118
Technology Hardware & Equipment - 5.0%
59,200 Apple, Inc. 6,855,952
Total Common Stock (Cost $60,034,316) 126,586,473
Shares Security Description Value
Money Market Fund - 7.9%
10,840,720 Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares,
2.15%
(b)
(Cost $10,840,720) 10,840,720
Investments, at value - 100.0% (Cost $70,875,036) $ 137,427,193
Other Assets & Liabilities, Net - 0.0% (25,589)
Net Assets - 100.0% $ 137,401,604
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 126,586,473
Level 2 - Other Significant Observable Inputs 10,840,720
Level 3 - Significant Unobservable Inputs –
Total $ 137,427,193